Principal joint ventures - Reconciliation of financial information for joint ventures by carrying value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Net assets	$ 56,590	$ 51,903
Deferred tax liabilities	$ 3,503	$ 3,239
Minera Escondida Ltda
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (%)	30.00%	30.00%
Net assets	$ 7,697	$ 8,567
Group’s ownership interest	2,309	2,570
Carrying value of Group’s interest	$ 2,309	$ 2,570
Sohar Aluminium Co. L.L.C.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (%)	20.00%	20.00%
Net assets	$ 1,220	$ 1,245
Group’s ownership interest	244	249
Carrying value of Group’s interest	244	249
Investment in equity accounted units
Disclosure of joint ventures [line items]
Deferred tax liabilities	$ 322	$ 358